Nature and Continuance of Operations (Details Narrative) (CAD)	12 Months Ended										120 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010	Feb. 28, 2009	Feb. 29, 2008	Feb. 28, 2007	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2013	Feb. 20, 2003
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Capital stock, shares authorized	200,000,000	200,000,000									200,000,000	200,000,000
Net income (loss) for the period	5,658	(181,841)	(36,594)	(65,985)	(536,201)	(2,260,291)	(3,571,183)	(810,105)	(748,369)	(3,738)	(7,184,515)
Working capital	493,019	553,954